Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net loss	$ (308,897)	$ (174,799)	$ (1,866,998)	$ (42,375)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	603		1,673
Unrealized gain (loss) on joint venture		123,508
Accrued interest			932
Shares issued in lieu of interest payment			50,000
Options issued for services			347,526
Shares and warrants issued for services	260,000		29,550
Stock compensation expense for warrant extensions			193,054
Amortization of debt discount			$ 200,000
Warrants issued in lieu of interest payments			184,926
Options issued in lieu of interest payments			$ 74,800
Changes in operating assets and liabilities:
Prepaid expenses	4,855		(4,856)
Accounts payable and accrued liabilities	(20,369)	(12,502)	72,933	12,800
Net cash used in operating activities	(63,808)	(63,793)	(716,460)	(29,575)
Shares issued for Radiant deposit	70,000
Investment in Radiant Images, Inc.	(114,000)		(770,800)
Investment in joint venture		(200,000)		(150,000)
Cash flows from investing activities:
Equipment purchases			(4,818)
Net cash used in investing activities	(44,000)	(200,000)	(775,618)	(150,000)
Stock subscription receivable	(2,787)
Stock subscriptions received	43,000
Issuance of common stock and receipt of paid-in capital	50,000	142,500	775,800	514,225
Cash flows from financing activities:
Notes issued			400,000
Net cash provided by financing activities	90,213	142,500	1,175,800	514,225
Net (decrease) in cash	(17,595)	(121,293)	(316,278)	334,650
Cash, beginning of period	18,372	334,650	334,650
Cash, end of period	777	213,357	18,372	334,650
Supplemental disclosure of cash flow information
Interest
Income taxes